Condensed Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Total	General Partner	Common Unitholders	Subordinated Unitholders	Subordinated Series A Unitholders	Total Partners' Capital
Consolidated Balance at Dec. 31, 2014		$ 4,947	$ 127,350	$ 121,187		$ 253,484
Consolidated Balance, units at Dec. 31, 2014		381,334	9,342,692	9,342,692
Net Income	$ 11,706	$ 235	$ 5,528	$ 5,528	$ 415	11,706
Issuance of subordinated Series A Units and general partner units, value		$ 551			$ 27,111	27,662
Issuance of subordinated Series A Units and general partner units		32,509			1,593
Cash distribution		$ (233)	(5,697)	(5,697)		(11,627)
Consolidated Balance at Jun. 30, 2015		$ 5,500	$ 127,181	$ 121,018	$ 27,526	281,225
Consolidated Balance, units at Jun. 30, 2015		413,843	9,342,692	9,342,692	1,593
Consolidated Balance at Dec. 31, 2015	279,314	$ 5,464	$ 126,317	$ 120,154	$ 27,379	279,314
Consolidated Balance, units at Dec. 31, 2015		413,843	9,342,692	9,342,692	1,593
Net Income	13,384	$ 268	$ 6,043	$ 6,043	$ 1,030	13,384
Cash distribution		(350)	(7,894)	(7,894)	(1,346)	(17,484)
Consolidated Balance at Jun. 30, 2016	$ 275,214	$ 5,382	$ 124,466	$ 118,303	$ 27,063	$ 275,214
Consolidated Balance, units at Jun. 30, 2016		413,843	9,342,692	9,342,692	1,593